SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2024
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

25.  SUBSEQUENT EVENTS

On March 15, 2025, the Board of Directors of the Company unanimously approved a cash dividend of US$0.22 (RMB1.61) per ADS, and is expected to be distributed on or around May 15, 2025 to shareholders of record as of the close of business on April 30, 2025.

Except for the matters mentioned above and those disclosed elsewhere in the consolidated financial statements, there were no other subsequent events occurred that would require recognition or disclosure in the Group’s consolidated financial statements.